Cover	May 29, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 29, 2024
Entity File Number	001-38899
Entity Registrant Name	MILESTONE PHARMACEUTICALS INC.
Entity Central Index Key	0001408443
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	A8
Entity Address, Address Line One	1111 Dr. Frederik-Philips Boulevard
Entity Address, Address Line Two	Suite 420
Entity Address, City or Town	Montréal
Entity Address, State or Province	QC
Entity Address, Country	CA
Entity Address, Postal Zip Code	H4M 2X6
City Area Code	514
Local Phone Number	336-0444
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares
Trading Symbol	MIST
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true